Operating Assets and Liabilities - Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Operating Assets and Liabilities [Abstract]
Receivables related to collaboration agreements	$ 907	$ 761		$ 615
Prepayments	65	36		36
Trade receivables related to product sales	96	65		27
Interest receivables	4	19		22
Other receivables	62	49		43
Total	1,134	930		743
Non-current receivables	22	7	[1]	10	[1]
Current receivables	$ 1,112	$ 923	[1]	$ 733	[1]

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.